UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

Claymore Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

Claymore Advisors, LLC

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Claymore Peroni Equity Opportunities Fund

Portfolio of Investments | August 31, 2005 (unaudited)

Number of Shares		Value
	Common Stocks - 78.4%
	Aerospace & Defense - 6.4%
375	Alliant Techsystems, Inc. (a)	$28,849
850	Aviall, Inc. (a)	28,908
605	Esterline Technologies Corp. (a)	26,408
640	Rockwell Collins, Inc.	30,803

		114,968

	Agricultural Chemicals - 3.4%
450	Monsanto Co.	28,728
390	Scotts Co. (The), Class A	31,972

		60,700

	Automobile Manufacturer - 1.6%
710	Oshkosh Truck Corp., Class B	28,478

	Biotechnology 2.4%
455	Genentech, Inc. (a)	42,743

	Chemicals - 1.5%
580	Praxair, Inc.	28,014

	Construction & Farm Machinery - 1.5%
475	Caterpillar, Inc.	26,358

	Construction Materials & Products - 3.4%
270	Eagle Materials, Inc.	30,413
555	Florida Rock Industries	31,413

		61,826

	Consumer Products - 3.3%
815	Church & Dwight Co., Inc.	31,100
335	Fortune Brands, Inc.	29,138

		60,238

	Data Processing - 1.6%
435	Global Payments, Inc. (a)	28,614

	Diversified Manufacturing - 4.6%
265	Esco Technologies, Inc. (a)	27,475
250	ITT Industries, Inc.	27,280
425	Teleflex, Inc.	29,261

		84,016

	Engineering Services - 2.3%
675	Jacobs Engineering Group, Inc. (a)	42,120

	Industrial Machinery - 3.9%
865	Applied Industrial Technologies, Inc.	31,062
1,040	Roper Industries, Inc.	40,061

		71,123

	Industrial Metals & Minerals - 2.4%
605	Peabody Energy Corp.	43,360

	Integrated Oil & Gas - 5.0%
230	Amerada Hess Corp.	29,233
435	Burlington Resources, Inc.	32,099
445	ConocoPhillips	29,343

		90,675

	Managed Health Care - 4.7%
330	Aetna, Inc.	26,291
630	Humana, Inc. (a)	30,341
565	UnitedHealth Group, Inc.	29,097

		85,729

	Medical Research - 1.7%
575	Covance, Inc. (a)	30,073

	Metal Manufacturing - 1.7%
315	Precision Castparts Corp.	30,454

	Office Supplies - 0.1%
44	Acco Brands Corp. (a)	1,148

	Oil & Gas Equipment & Services - 1.7%
545	Lone Star Technologies, Inc. (a)	30,139

	Oil & Gas Exploration & Production - 6.5%
480	Pogo Producing Co.	26,880
450	Sunoco, Inc.	32,715
320	Valero Energy Corp.	34,080
365	YPF Sociedad Anonima - ADR (Argentina)	23,028

		116,703

	Oil & Gas Refining & Marketing - 3.4%
410	Atwood Oceanics, Inc. (a)	30,844
385	Questar Corp.	30,038

		60,882

	Pharmaceuticals - 1.7%
690	Forest Laboratories, Inc. (a)	30,636

	Printing - 1.6%
610	Banta Corp.	29,860

	Real Estate - 1.7%
630	CB Richard Ellis Group, Inc. (a)	30,719

	Retail - 1.6%
210	Sears Holdings Corp. (a)	28,531

	Semiconductors - 1.6%
960	Nvidia Corp. (a)	29,453

	Systems Software - 1.6%
770	Ansys, Inc. (a)	29,067

	Telecommunications Equipment - 3.9%
520	L3 Communications Holdings, Inc.	42,577
645	Nice Systems Ltd. - ADR (Israel) (a)	27,890

		70,467

	Wireless Telecommunication Services - 1.6%
1,315	America Movil, Series L - ADR (Mexico)	28,930

	Total Long-Term Investments - 78.4%
	(Cost $1,385,188)	1,416,024

	Short-Term Investments - 17.2%
	U.S. Government Agency Obligations - 12.5%
	Federal Home Loan Bank Discount Note ($225,000 par, yielding 3.10%, 09/01/05 maturity)	225,000

	Money Market Fund - 4.7%
85,000	Federal Prime Obligation Money Market Fund	85,000

	Total Short-Term Investments
	(Cost $310,000)	310,000

	Total Investments - 95.6%
	(Cost $1,695,188)	1,726,024
	Other Assets in Excess of Liabilities - 4.4%	80,195

	Net Assets - 100.0%	$1,806,219

ADR	- American Depositary Receipt

(a)	Non-income producing security.

Country Allocation*
United States	95.4%
Mexico	1.7%
Israel	1.6%
Argentina	1.3%

*	Subject to change daily.

Security Valuation

The Fund values equity securities at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in OTC markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if no closing prices are reported, the securities are priced based on quotes obtained from a quotation reporting system, established market makers or pricing services. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees believe accurately reflects fair value. In such a case, the Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 24, 2005

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 24, 2005